Document and Entity Information	Feb. 12, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000315213
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 12, 2020
Entity Registrant Name	Robert Half International Inc.
Entity Incorporation State Country Code	DE
Entity File Number	01-10427
Entity Tax Identification Number	94-1648752
Entity Address, Address Line One	2884 Sand Hill Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	234-6000
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RHI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false